Warrant derivative liability, Private placement (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 03, 2020	Jan. 08, 2019	Dec. 12, 2018	Dec. 31, 2018	Dec. 31, 2019	Mar. 17, 2020	Nov. 30, 2018
Private Placement Offering [Abstract]
Units issued in private placement offering (in shares)			1,425,641
Number of shares issuable per unit (in shares)					1.1
Unit price (in dollars per share)			$ 1.95
Gross proceeds from private placement offering			$ 2.8
Share issuance costs			0.1
Net proceeds from private placement offering			$ 2.7
Cash payable if warrants settled in cash					$ 1.1
Number of warrants issuable if settled (in shares)					1,259,498
Subsequent Event [Member]
Private Placement Offering [Abstract]
Shares issued in private placement offering (in shares)	308,642
Warrant [Member]
Private Placement Offering [Abstract]
Number of shares issuable per unit (in shares)			0.5				0.5
Warrants, exercisable period					2 years
Warrants, exercise price (in dollars per share)					$ 3.90
Warrant [Member] | Subsequent Event [Member]
Private Placement Offering [Abstract]
Number of shares issuable per unit (in shares)						1,003,232
Warrants, exercise price (in dollars per share)						$ 1.62
Common Stock [Member]
Private Placement Offering [Abstract]
Number of shares issuable per unit (in shares)			1				1
Net proceeds from private placement offering		$ 0.1		$ 2.6
Shares issued in private placement offering (in shares)		25,641		1,400,000	0
Number of warrants issuable if settled (in shares)					712,823